Nature of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions		12 Months Ended
	May 17, 2019	Dec. 31, 2023
Nature of Operations (Details) [Line Items]
Issuance of tokens has not allocated		$ 35,000
Issuance of tokens does not intend		200,000
Company held tokens		$ 64,400
Percentage of discount payment on transaction fees		10.00%
Accumulated deficit		$ 48,623
Company incurred an operating loss		16,475
Negative cash flow from operating activities		7,781
Working capital		$ 22,731
INX Token [Member]
Nature of Operations (Details) [Line Items]
Number of tokens (in Shares)		130
Price per token (in Dollars per share)		$ 0.9
Company held tokens		$ 29,400
Receive pro rata distribution	40.00%